SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Disclosure of operating segments	The tables below summarize the partnership’s segment revenues by type of revenues for the years ended December 31, 2020, 2019, and 2018:

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$21,680	$3,805	$10,651	$—	$36,136
Other revenues	900	594	5	—	1,499
Total revenues	$22,580	$4,399	$10,656	$—	$37,635

	Year ended December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$28,718	$3,947	$9,643	$—	$42,308
Other revenues	104	612	8	—	724
Total revenues	$28,822	$4,559	$9,651	$—	$43,032

	Year ended December 31, 2018
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$30,814	$2,413	$3,865	$—	$37,092
Other revenues	33	5	31	7	76
Total revenues	$30,847	$2,418	$3,896	$7	$37,168

	Year ended December 31, 2020
	Total attributable to the partnership					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$7,611	$1,900	$2,965	$—	$12,476	$25,159	$37,635
Direct operating costs	(7,220)	(1,340)	(2,303)	(11)	(10,874)	(21,591)	(32,465)
General and administrative expenses	(136)	(75)	(91)	(82)	(384)	(584)	(968)
Equity accounted Company EBITDA (2)	16	117	33	—	166	147	313
Company EBITDA	271	602	604	(93)	1,384
Gain (loss) on acquisitions /dispositions, net (3)	61	—	24	—	85	219	304
Other income (expense), net (4)	4	(29)	—	—	(25)	(27)	(52)
Interest income (expense), net	(62)	(163)	(255)	(6)	(486)	(996)	(1,482)
Current income tax (expense) recovery	(41)	(3)	(29)	40	(33)	(251)	(284)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments (2)	(4)	(43)	(8)	—	(55)	(33)	(88)
Company FFO	229	364	336	(59)	870
Depreciation and amortization expense (5)					(719)	(1,446)	(2,165)
Impairment expense, net					(112)	(151)	(263)
Gain (loss) on acquisitions / dispositions, net (3)					(11)	(19)	(30)
Other income (expense), net (4)					(121)	284	163
Deferred income tax (expense) recovery					37	93	130
Non-cash items attributable to equity accounted investments (2)					(113)	(55)	(168)
Net income (loss)					$(169)	$749	$580
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(1)Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders.
(2)The sum of these amounts equates to equity accounted income (loss), net of $57 million as per the IFRS consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $274 million as per the IFRS consolidated statements of operating results.
(4)The sum of these amounts equates to other income (expense), net of $111 million as per the IFRS consolidated statements of operating results.
(5)For the year ended December 31, 2020, depreciation and amortization expense by segment is as follows: business services $435 million, infrastructure services $665 million, industrials $1,065 million, and corporate and other $nil.

	Year ended December 31, 2019
	Total attributable to the partnership					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$8,927	$1,815	$2,549	$—	$13,291	$29,741	$43,032
Direct operating costs	(8,607)	(1,324)	(1,886)	(9)	(11,826)	(26,501)	(38,327)
General and administrative expenses	(136)	(53)	(70)	(86)	(345)	(487)	(832)
Equity accounted Company EBITDA (2)	37	30	26	—	93	148	241
Company EBITDA	221	468	619	(95)	1,213
Gain (loss) on acquisitions /dispositions, net (3)	342	—	64	(1)	405	321	726
Other income (expense), net (4)	(1)	(9)	(5)	—	(15)	(10)	(25)
Interest income (expense), net	(50)	(138)	(208)	37	(359)	(915)	(1,274)
Current income tax (expense) recovery	(75)	—	(71)	22	(124)	(200)	(324)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments (2)	(5)	(7)	(6)	—	(18)	(24)	(42)
Company FFO	432	314	393	(37)	1,102
Depreciation and amortization expense (5)					(571)	(1,233)	(1,804)
Impairment expense, net					(303)	(306)	(609)
Gain (loss) on acquisitions /dispositions, net (3)					—	—	—
Other income (expense), net (4)					(149)	(226)	(375)
Deferred income tax (expense) recovery					38	94	132
Non-cash items attributable to equity accounted investments (2)					(29)	(56)	(85)
Net income (loss)					$88	$346	$434
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(1)Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders.
(2)The sum of these amounts equates to equity accounted income (loss), net of $114 million as per the IFRS consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $726 million as per the IFRS consolidated statements of operating results.
(4)The sum of these amounts equates to other income (expense), net of $(400) million as per the IFRS consolidated statements of operating results.
(5)For the year ended December 31, 2019, depreciation and amortization expense by segment is as follows: business services $305 million, infrastructure services $686 million, industrials $813 million, corporate and other $nil.

	Year ended December 31, 2018
	Total attributable to the partnership					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$9,194	$926	$1,074	$7	$11,201	$25,967	$37,168
Direct operating costs	(8,943)	(691)	(552)	(8)	(10,194)	(23,940)	(34,134)
General and administrative expenses	(154)	(25)	(52)	(69)	(300)	(343)	(643)
Equity accounted Company EBITDA (2)	31	85	20	—	136	60	196
Company EBITDA	128	295	490	(70)	843
Gain (loss) on acquisitions /dispositions, net (3)	54	(3)	112	—	163	87	250
Other income (expense), net (4)	—	(1)	(3)	—	(4)	(14)	(18)
Interest income (expense), net	(13)	(57)	(74)	7	(137)	(361)	(498)
Current income tax (expense) recovery	(34)	(6)	(51)	—	(91)	(95)	(186)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments (2)	(4)	(33)	(4)	—	(41)	(13)	(54)
Company FFO	131	195	470	(63)	733
Depreciation and amortization expense (5)					(233)	(515)	(748)
Impairment expense, net					(89)	(129)	(218)
Gain (loss) on acquisitions /dispositions, net (3)					115	135	250
Other income (expense), net (4)					(53)	(65)	(118)
Deferred income tax (expense) recovery					30	58	88
Non-cash items attributable to equity accounted investments (2)					(81)	(51)	(132)
Net income (loss)					$422	$781	$1,203
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(1)Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders.
(2)The sum of these amounts equates to equity accounted income (loss), net of $10 million as per the IFRS consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $500 million as per the IFRS consolidated statements of operating results.
(4)The sum of these amounts equates to other income (expense), net of $(136) million as per the IFRS consolidated statements of operating results.
(5)For the year ended December 31, 2018, depreciation and amortization expense by segment is as follows: business services $135 million, infrastructure services $309 million, industrials $304 million, and corporate and other $nil.
The following is an analysis of the partnership's assets by reportable operating segment as at December 31, 2020 and 2019:

	As at December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$19,884	$10,839	$23,929	$94	$54,746

	As at December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$18,132	$10,619	$22,742	$258	$51,751

Disclosure of revenues and non-current assets by geographical areas	The table below summarizes the partnership’s total revenues for the years ended December 31, 2020, 2019, and 2018:

(US$ MILLIONS)	2020	2019	2018
United Kingdom	$13,996	$20,202	$21,983
United States of America	5,848	5,218	1,772
Europe	5,184	5,145	2,909
Australia	4,299	4,059	2,961
Canada	3,137	3,860	4,691
Brazil	1,403	1,800	1,736
Mexico	765	698	147
India	99	2	2
Other	2,904	2,048	967
Total revenues	$37,635	$43,032	$37,168
    The tables below summarize the partnership’s segment revenues by geography for the years ended December 31, 2020, 2019, and 2018:

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$13,417	$371	$192	$—	$13,980
United States of America	21	1,685	4,137	—	5,843
Europe	1,071	1,139	2,624	—	4,834
Australia	4,155	10	63	—	4,228
Canada	1,841	90	485	—	2,416
Brazil	339	78	787	—	1,204
Mexico	—	—	765	—	765
India	4	—	11	—	15
Other	832	432	1,587	—	2,851
Total revenues from contracts with customers	$21,680	$3,805	$10,651	$—	$36,136
Other revenues	$900	$594	$5	$—	$1,499
Total revenues	$22,580	$4,399	$10,656	$—	$37,635

	Year ended December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$19,694	$334	$128	$—	$20,156
United States of America	324	1,609	3,278	—	5,211
Europe	687	1,239	2,889	—	4,815
Australia	4,042	14	—	—	4,056
Canada	2,942	63	752	—	3,757
Brazil	405	97	1,097	—	1,599
Mexico	—	5	693	—	698
India	1	—	1		2
Other	623	586	805	—	2,014
Total revenues from contracts with customers	$28,718	$3,947	$9,643	$—	$42,308
Other revenues	$104	$612	$8	$—	$724
Total revenues	$28,822	$4,559	$9,651	$—	$43,032

	Year ended December 31, 2018
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$21,757	$119	$99	$—	$21,975
United States of America	478	802	487		1,767
Europe	704	901	1,300	—	2,905
Australia	2,936	9	—		2,945
Canada	3,786	57	830	—	4,673
Brazil	679	142	901	—	1,722
Mexico	—	—	157	—	157
India	2	—	—	—	2
Other	472	383	91	—	946
Total revenues from contracts with customers	$30,814	$2,413	$3,865	$—	$37,092
Other revenues	$33	$5	$31	$7	$76
Total revenues	$30,847	$2,418	$3,896	$7	$37,168
Non-current assets (1)

(US$ MILLIONS)	2020	2019
United States of America	$8,915	$8,214
Europe	8,505	7,141
Canada	6,777	6,610
Australia	5,420	5,110
Brazil	3,673	4,582
Mexico	2,097	2,529
United Kingdom	1,663	2,182
India	1,240	624
Other	1,963	1,964
Total non-current assets	$40,253	$38,956
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(1)Non-current assets comprise financial assets, property, plant and equipment, intangible assets, equity accounted investments, goodwill and other non-current assets.